Provisions and contingencies (Details) - Schedule of provisions and contingencies - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions and contingencies
Balance as of January 1	$ 501	$ 1,829
Effect of changes in foreign exchange rates	9	(209)
Provisions made	43
Provisions used	(415)	(1,119)
Balance as of December 31	$ 138	$ 501